BANK LOANS	12 Months Ended
Dec. 31, 2016
BANK LOANS
BANK LOANS

10. BANK LOANS

Short-term loans

In May 2015 and July 2016, the Group entered into two revolving loan facility agreements with certain financial institutions, pursuant to which the Group is entitled to borrow US$ denominated loan with total amount of US$60,000 (equivalent to RMB416,220). As of December 31, 2016, the Group has drawn down US$50,000 (equivalent to RMB346,850) with a revolving term of one month and the loan was secured by a pledge of bank deposit US$10,000 (equivalent to RMB69,370). The interest rate on outstanding utilized amount under those credit facilities is calculated based on 1.65% per annum over 1-month LIBOR for both the year ended December 31, 2015 and 2016. The credit facilities are mainly reserved for the general working capital of the Group.

Long-term loans

In June 2016, the Group entered into a loan facility agreement with certain financial institution, pursuant to which the Group is entitled to borrow an unsecured US$ denominated loan of US$50,000 (equivalent to RMB346,850) or its equivalent in Euro with an interest rate of 2.25% per annum over LIBOR for US$ drawings and 2% per annum over EURIBOR for Euro drawings. The principal amount is maturing serially in 3 years from the date of each drawdown. This facility is intended for the general working capital of the Group. As of December 31, 2016, the Group has drawn down US$15,000 plus Euro5,000 (equivalent to RMB140,616), and the Group has repaid US$500 (equivalent to RMB3,469) of principals.

Between 2010 and 2015, the Group entered into several loan agreements with certain financial institutions, pursuant to which the Group borrowed unsecured Euro denominated loans of Euro2,335 (equivalent to RMB17,072  with a term ranging from 4.08 to

7.59 years. The loans are settled with interest rate ranging from 0% to 5.2% plus 3-month EURIBOR during the respective term of loans. The Group has repaid Euro373 (equivalent to RMB2,728) of principals as of December 31, 2016.

As of December 31, 2016, the long-term borrowings will be due according to the following schedule:

	RMB	US$
Within 1 year	32,694	4,709
Between 1 to 2 years	48,635	7,005
Between 2 to 3 years	65,867	9,487
Between 3 to 4 years	2,376	342
Between 4 to 5 years	1,919	276

	151,491	21,819